MAY 7, 2015

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES

HARTFORD BALANCED HLS FUND

HARTFORD CAPITAL APPRECIATION HLS FUND

HARTFORD DISCIPLINED EQUITY HLS FUND

HARTFORD DIVIDEND AND GROWTH HLS FUND

HARTFORD GLOBAL GROWTH HLS FUND

HARTFORD HEALTHCARE HLS FUND

HARTFORD HIGH YIELD HLS FUND

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

HARTFORD MIDCAP HLS FUND

HARTFORD MIDCAP VALUE HLS FUND

HARTFORD SMALL COMPANY HLS FUND

HARTFORD STOCK HLS FUND

HARTFORD TOTAL RETURN BOND HLS FUND

HARTFORD ULTRASHORT BOND HLS FUND

HARTFORD VALUE HLS FUND

(EACH A SERIES OF HARTFORD SERIES FUND, INC.)

AND

HARTFORD GROWTH OPPORTUNITIES HLS FUND

HARTFORD SMALL/MID CAP EQUITY HLS FUND

HARTFORD SMALLCAP GROWTH HLS FUND

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

(EACH A SERIES OF HARTFORD HLS SERIES FUND II, INC.)

DATED MAY 1, 2015

Effective immediately, the above referenced prospectuses are revised as follows:

The fourth paragraph under the heading “FURTHER INFORMATION ON THE FUNDS — Additional Compensation to Servicing Institutions, Insurance Companies and Other Persons (“Servicing Intermediaries”)” is deleted in its entirety and replaced with the following:

As of January 1, 2015, HFMC and/or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities:  ADP Broker-Dealer, Inc.; AXA Equitable Life Insurance Company; Charles Schwab; Fidelity; Forethought Financial; GWFS Equities, Inc.; Hewitt Associates LLC; Great-West Financial Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC; Massachusetts Mutual Life Insurance Company; Mercer HR Services, LLC; Nationwide Financial Services, Inc.; Newport Group; The Northern Trust Company;  Nationwide Retirement Solutions, Inc.;  Ohio Public Employees Deferred Compensation Board; Principal Services Trust Company; Prudential Insurance Company of America; State of Connecticut; State of New York; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; The Vanguard Group, Inc.; Voya Financial; Wells Fargo; and Wilmington Trust.  HFMC and/or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

This Supplement should be retained with your Prospectus for future reference.

May 2015